Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Newbury Street Trust
Prospectus Date	rr_ProspectusDate	Dec. 30, 2014
Daily Money | Government Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fnst_SupplementTextBlock	Supplement to the
Fidelity® Cash Management Funds:
Government Fund, Prime Fund, Tax-Exempt Fund, and Treasury Fund -
Daily Money Class
December 30, 2014
Prospectus

Effective May 15, 2015, references to Government Fund throughout this prospectus are no longer applicable.

At a special shareholder meeting of Prime Fund, shareholders approved a proposal to merge Prime Fund into Fidelity Government Money Market Fund. The Reorganization is expected to take place in the fourth quarter of 2015.

Effective May 31, 2015, the principal investment strategy for Treasury Fund as set forth in the "Fund Summary" and "Fund Basics" sections of the prospectus is revised as follows:

Treasury Fund: The Adviser normally invests at least 99.5% of the fund's total assets in cash, U.S. Treasury securities and/or repurchase agreements for those securities.

This policy is subject to change only upon 60 days' prior notice to shareholders.

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 10 for Tax-Exempt Fund and updates information contained in the "Fund Services - Fund Management" section.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	0.72%
Fee waiver and/or expense reimbursementA	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Daily Money Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.70%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 72
3 years	$ 224
5 years	$ 393
10 years	$ 887

The following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 14 for Treasury Fund.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.25%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.23%
Total annual operating expenses	0.73%
Fee waiver and/or expense reimbursementA	0.03%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.70%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Daily Money Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.70%. This arrangement will remain in effect through December 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 72
3 years	$ 224
5 years	$ 395
10 years	$ 896